Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 549,500,000	$ 633,855,000	$ 682,777,000
Liabilities:
Short-term borrowings	109,252,000	132,693,000
Senior Credit Agreement	2,611,580,000	2,881,930,000
Senior Long Term Notes	5,325,618,000	5,473,979,000
Noncontrolling interests subject to put provisions ending	1,028,368,000	824,658,000	$ 648,251,000
Financial instruments notional amount of foreign currency cash flow hedge derivatives	193,880,000	401,555,000
Financial instrument notional amount of foreign currency derivative instruments not designated as hedging instruments	1,637,129,000	1,568,928,000
Financial instrument notional amount of interest rate derivatives	409,351,000	478,355,000
Amount of additional interest expense expected to be reclassified into earnings	$ 58,581,000	85,675,000
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative Assets Subject To Master Netting Agreements	$ 24,366,000	26,820,000
Derivative Liabilities Subject To Master Netting Agreements	12,765,000	52,380,000
Derivative Net Liabilities Subject To Master Netting Agreements	4,672,000	39,416,000
Derivative Net Assets Subject To Master Netting Agreements	16,273,000	13,856,000
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	549,500,000	633,855,000
Accounts receivable	3,521,741,000	3,431,672,000
available for sale securities	275,770,000	171,917,000
Long-term notes receivable	0	180,250,000
Liabilities:
Accounts Payable	780,851,000	713,915,000
Short-term borrowings	128,304,000	138,050,000
Long term debt, excluding Amended 2012 Senior Credit Agreement and Senior Notes	172,919,000	524,592,000
Senior Credit Agreement	2,611,580,000	2,881,930,000
Senior Long Term Notes	5,325,618,000	5,473,979,000
Convertible Debt	407,705,000	447,263,000
Noncontrolling interests subject to put provisions ending	1,028,368,000	824,658,000
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	549,500,000	633,855,000
Accounts receivable	3,521,741,000	3,431,672,000
available for sale securities	275,770,000	171,917,000
Long-term notes receivable	0	180,308,000
Liabilities:
Accounts Payable	780,851,000	713,915,000
Short-term borrowings	128,304,000	138,050,000
Long term debt, excluding Amended 2012 Senior Credit Agreement and Senior Notes	172,919,000	527,062,000
Senior Credit Agreement	2,625,591,000	2,900,222,000
Senior Long Term Notes	5,782,937,000	5,992,859,000
Convertible Debt	546,057,000	531,193,000
Noncontrolling interests subject to put provisions ending	$ 1,028,368,000	$ 824,658,000